Schedule of investments
Delaware Ivy Global Growth Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 98.77%Δ
Austria − 1.68%
Mondi	419,966	$ 8,230,386
		8,230,386
Brazil − 1.93%
Banco do Brasil	831,799	9,484,796
		9,484,796
Canada − 1.26%
Canadian Natural Resources	94,105	6,165,760
		6,165,760
China − 1.98%
China Mengniu Dairy †	2,236,000	6,013,447
Tencent Holdings	98,500	3,703,605
		9,717,052
Denmark − 1.65%
Genmab †	25,368	8,095,731
		8,095,731
France − 9.53%
Airbus	75,649	11,673,407
BNP Paribas	145,436	10,049,079
LVMH Moet Hennessy Louis Vuitton	9,886	8,006,254
Thales	48,855	7,224,389
TotalEnergies	43,174	2,935,975
Vinci	55,009	6,904,681
		46,793,785
Germany − 1.96%
Deutsche Telekom	401,244	9,634,235
		9,634,235
Hong Kong − 1.16%
Prudential	501,097	5,666,753
		5,666,753
India − 4.40%
ICICI Bank	611,278	7,320,901
NTPC	2,277,506	8,515,972
State Bank of India	744,518	5,744,457
		21,581,330
Italy − 1.59%
Ferrari	23,128	7,792,414
		7,792,414
Japan − 4.49%
Asahi Group Holdings	153,200	5,712,947
ITOCHU	151,200	6,184,187
Mitsubishi UFJ Financial Group	1,182,900	10,163,712
		22,060,846
Netherlands − 1.80%
Adyen 144A #, †	4,519	5,819,876
	Number of shares	Value (US $)
Common StocksΔ (continued)
Netherlands (continued)
Shell	91,808	$ 3,020,273
		8,840,149
Singapore − 0.44%
Sea ADR †	53,224	2,155,572
		2,155,572
Taiwan − 2.47%
Taiwan Semiconductor Manufacturing	628,000	12,134,178
		12,134,178
United Kingdom − 2.47%
AstraZeneca	56,694	7,660,091
Reckitt Benckiser Group	64,834	4,479,123
		12,139,214
United States − 59.96%
Alphabet Class A †	106,257	14,843,040
Amazon.com †	124,219	18,873,835
Apple	77,635	14,947,067
Aptiv †	72,512	6,505,777
Biogen †	10,273	2,658,344
Casey's General Stores	24,942	6,852,565
Coca-Cola	79,661	4,694,423
ConocoPhillips	61,162	7,099,073
CSX	198,726	6,889,830
Danaher	26,264	6,075,914
Darden Restaurants	48,264	7,929,775
Eli Lilly & Co.	16,618	9,686,965
Home Depot	20,760	7,194,378
Howmet Aerospace	153,453	8,304,876
Ingersoll Rand	114,574	8,861,153
Intercontinental Exchange	57,800	7,423,254
Intuit	18,727	11,704,937
KLA	17,115	9,948,950
Lam Research	7,039	5,513,367
Mastercard Class A	31,162	13,290,905
Microchip Technology	101,742	9,175,094
Microsoft	65,229	24,528,713
Netflix †	21,188	10,316,013
NVIDIA	20,263	10,034,643
Pinterest Class A †	258,178	9,562,913
Procter & Gamble	60,858	8,918,131
Salesforce †	44,392	11,681,311
Synopsys †	9,484	4,883,406
Thermo Fisher Scientific	11,124	5,904,508
UnitedHealth Group	18,990	9,997,665
NQ- IV958 [1223] 0224 (3377550)    1

Schedule of investments
Delaware Ivy Global Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Vertex Pharmaceuticals †	24,604	$ 10,011,122
		294,311,947
Total Common Stocks (cost $347,573,378)		484,804,148

Preferred Stock – 0.81%Δ
Brazil − 0.81%
Petroleo Brasileiro 8.19% ω	521,881	4,000,916
Total Preferred Stock (cost $3,169,273)		4,000,916

Total Value of Securities−99.58% (cost $350,742,651)		488,805,064
Receivables and Other Assets Net of Liabilities — 0.42%		2,051,146
Net Assets Applicable to 15,497,655 Shares Outstanding — 100.00%	$490,856,210

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of Rule 144A securities was $5,819,876, which represents 1.19% of the Fund's net assets.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV958 [1223] 0224 (3377550)